Transamerica US Growth

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 3.8%
Axon Enterprise, Inc. (A)	36,042	$ 19,021,526
FTAI Aviation Ltd.	92,706	19,097,436
General Electric Co.	147,061	52,952,254
L3 Harris Technologies, Inc.	57,892	16,039,558
		107,110,774
Automobiles - 1.4%
Tesla, Inc. (A)	124,136	38,632,364
Biotechnology - 0.6%
Natera, Inc. (A)	62,453	16,722,415
Broadline Retail - 3.0%
Amazon.com, Inc. (A)	317,727	86,288,299
Building Products - 0.6%
Johnson Controls International PLC	118,038	17,311,453
Capital Markets - 0.7%
Interactive Brokers Group, Inc., Class A	68,516	6,028,723
KKR & Co., Inc.	148,736	15,086,292
		21,115,015
Chemicals - 1.0%
Sherwin-Williams Co.	79,966	27,256,411
Communications Equipment - 1.5%
Arista Networks, Inc. (A)	238,660	43,042,331
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (A)	205,657	20,109,141
Walmart, Inc.	188,445	20,955,084
		41,064,225
Diversified Telecommunication Services - 0.4%
Space Exploration Technologies Corp., Class A (A)(B)	107,500	11,649,775
Electrical Equipment - 1.2%
Eaton Corp. PLC	41,113	17,070,118
Vertiv Holdings Co., Class A	72,765	17,577,841
		34,647,959
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries, Inc.	26,503	7,673,149
Amphenol Corp., Class A	213,043	34,236,010
Coherent Corp. (A)	44,939	11,814,014
Corning, Inc.	178,927	24,736,658
Fabrinet (A)	7,998	3,482,409
Flex Ltd. (A)	88,324	10,046,855
Keysight Technologies, Inc. (A)	48,482	15,469,636
		107,458,731
Entertainment - 2.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	196,142	19,247,415
Netflix, Inc. (A)	714,730	51,253,288
		70,500,703
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 3.2%
Mastercard, Inc., Class A	135,379	$ 77,585,705
Rocket Cos., Inc., Class A (A)	1,074,423	13,860,057
		91,445,762
Health Care Equipment & Supplies - 0.8%
Dexcom, Inc. (A)	256,603	21,413,520
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A (A)	56,753	11,565,126
Hotels, Restaurants & Leisure - 2.1%
DoorDash, Inc., Class A (A)	119,514	23,443,866
Hilton Worldwide Holdings, Inc.	45,715	14,651,201
Royal Caribbean Cruises Ltd.	72,224	22,988,899
		61,083,966
Interactive Media & Services - 11.9%
Alphabet, Inc., Class A	654,229	232,990,574
Meta Platforms, Inc., Class A	189,590	105,546,649
		338,537,223
IT Services - 2.3%
Cloudflare, Inc., Class A (A)	94,903	26,476,039
Quantinuum, Inc., Class A (A)	28,200	1,449,762
Shopify, Inc., Class A (A)	133,212	15,605,786
Snowflake, Inc., Class A (A)	70,735	20,745,160
		64,276,747
Machinery - 0.7%
Cummins, Inc.	31,409	19,919,588
Media - 0.4%
EchoStar Corp., Class A (A)(B)	137,719	11,580,791
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	27,534	5,588,025
Pharmaceuticals - 3.6%
Eli Lilly & Co.	90,485	103,952,787
Semiconductors & Semiconductor Equipment - 28.2%
Advanced Micro Devices, Inc. (A)	185,368	88,262,973
Applied Materials, Inc.	85,806	43,561,132
ASML Holding NV	10,458	17,036,082
Broadcom, Inc.	448,401	174,553,541
Cerebras Systems, Inc., Class A (A)	39,126	7,774,728
KLA Corp.	254,689	46,562,243
Micron Technology, Inc.	109,456	90,085,572
NVIDIA Corp.	1,677,907	336,839,830
		804,676,101
Software - 11.3%
AppLovin Corp., Class A (A)	28,711	11,366,685
Cadence Design Systems, Inc. (A)	60,521	20,578,350
Microsoft Corp.	408,383	189,783,748
Oracle Corp.	149,988	19,478,942
Palantir Technologies, Inc., Class A (A)	246,781	30,368,870
Transamerica Funds

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Palo Alto Networks, Inc. (A)	106,077	$ 35,199,531
Samsara, Inc., Class A (A)	404,172	15,063,490
		321,839,616
Specialty Retail - 2.1%
Lowe's Cos., Inc.	114,135	23,718,395
O'Reilly Automotive, Inc. (A)	210,655	18,822,024
Wayfair, Inc., Class A (A)	218,020	18,509,898
		61,050,317
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	723,683	223,552,915
Sandisk Corp. (A)	19,949	24,234,644
Seagate Technology Holdings PLC	28,105	24,061,534
		271,849,093
Trading Companies & Distributors - 0.5%
United Rentals, Inc.	11,902	12,845,352
Total Common Stocks (Cost $1,373,714,159)		2,824,424,469
	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	11,786,569	$ 11,786,569
Total Other Investment Company (Cost $11,786,569)		11,786,569
Total Investments (Cost $1,385,500,728)		2,836,211,038
Net Other Assets (Liabilities) - 0.5%		15,573,839
Net Assets - 100.0%		$ 2,851,784,877
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,824,424,469	$—	$—	$2,824,424,469
Other Investment Company	11,786,569	—	—	11,786,569
Total Investments	$2,836,211,038	$—	$—	$2,836,211,038
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $22,998,192, collateralized by cash collateral of $11,786,569 and non-cash collateral, such as U.S. government securities of $11,725,326. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica US Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds